Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–84.60%(b)(c)
Aerospace & Defense–2.92%
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		$ 479	$ 475,641
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		494	489,752
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B(d)	–	10/03/2024	EUR	53	55,953
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		495	481,954
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		266	259,115
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		88	87,904
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		299	297,295
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/22/2028		482	478,980
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		79	79,500
PAE Holding Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		229	229,178
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		820	819,092
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		484	491,582
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/15/2025		360	360,535
TransDigm, Inc.
Term Loan E(d)	–	05/30/2025		594	584,528
Term Loan F(d)	–	12/09/2025		364	356,992
					5,548,001
Air Transport–2.33%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		1,266	1,302,908
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		426	424,114
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		232	219,805
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		77	75,721
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		839	879,492
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		465	490,337
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		732	732,593
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		316	306,565
					4,431,535
Automotive–2.17%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	03/31/2028		227	226,534
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		596	596,234
BCA Marketplace (United Kingdom)
Second Lien Term Loan B	7.55%	06/30/2029	GBP	185	248,753
Term Loan B(d)	–	06/30/2028	GBP	71	94,166
DexKo Global, Inc.
Delayed Draw Term Loan(e)	–	09/30/2028	EUR	13	15,018
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	0.00%	09/30/2028		34	33,568
Delayed Draw Term Loan(e)	0.00%	09/30/2028		18	18,187
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	09/30/2028	EUR	82	93,337
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	09/30/2028	EUR	43	48,538
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		273	271,713
Driven Holdings LLC, Term Loan B(d)(f)	–	11/20/2028		131	130,229
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/03/2025		329	324,264
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		744	730,358
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		983	983,508
Project Boost Purchaser LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	3.59%	06/01/2026		187	185,233
TI Group Automotive Systems LLC, Term Loan B(d)	–	12/16/2026		3	3,351
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		117	116,141
					4,119,132
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Beverage & Tobacco–0.74%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(e)	0.00%	06/18/2028		$ 112	$ 112,668
Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	06/18/2028		899	901,347
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		93	87,607
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/04/2028	EUR	16	18,103
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/04/2028		293	293,200
					1,412,925
Brokers, Dealers & Investment Houses–0.21%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(d)	–	12/03/2026		207	206,318
Second Lien Term Loan B(d)	–	08/05/2029		7	7,201
Zebra Buyer LLC, First Lien Term Loan(d)	–	04/22/2028		178	177,519
					391,038
Building & Development–1.59%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025		290	285,605
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	10/22/2028		506	503,560
Icebox Holdco III, Inc., First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	12/02/2024		326	326,035
IPS Corp./CP Iris Holdco II, Inc.
Delayed Draw Term Loan(e)	0.00%	09/30/2028		8	7,683
First Lien Term Loan(d)	–	09/30/2028		39	38,415
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027		28	27,465
Mayfair Mall LLC, Term Loan(d)(f)	–	04/20/2023		273	250,210
Modulaire (United Kingdom), Term Loan B(d)	–	10/08/2028	EUR	84	95,413
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027		589	582,790
Term Loan B(d)	–	06/11/2028		420	417,948
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	05/29/2026		291	290,095
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	03/30/2028	EUR	167	189,818
					3,015,037
Business Equipment & Services–9.58%
Adevinta ASA (Norway), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027		117	116,614
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028		176	175,990
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028		575	571,183
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(f)	5.00%	05/22/2024		384	384,241
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		359	358,929
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026		269	266,632
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		256	255,516
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-05/15/2019; Cost $1,091,519)(g)	8.50%	02/15/2023		1,112	1,070,128
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-11/29/2021; Cost $1,465,144)(g)(h)	2.00%	08/15/2023		1,583	820,447
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		438	438,482
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		133	133,528
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(f)	8.25%	02/15/2029		278	275,485
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		631	629,532
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(f)	6.00%	09/28/2028		301	301,476
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		435	435,326
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.50%	04/07/2028		377	384,237
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	03/05/2027	EUR	57	65,362
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		445	441,342
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		167	166,384
EP Purchaser LLC, Term Loan B(d)	–	10/28/2028		159	158,505
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		$ 566	$ 566,771
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		957	947,626
Grandir (France)
Delayed Draw Term Loan(e)	0.00%	10/21/2028	EUR	13	14,375
Term Loan B-1(d)	–	10/21/2028	EUR	76	86,253
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	05/07/2028		213	213,479
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	02/16/2028		49	48,805
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	06/23/2024	GBP	772	1,003,372
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	165	187,233
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028		556	555,895
iQor US, Inc.
Term Loan	8.50%	11/19/2024		484	492,232
Term Loan	8.50%	11/20/2025		790	726,193
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		495	496,243
Monitronics International, Inc., First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		1,405	1,323,475
NielsenIQ, Inc., Term Loan B(d)	–	03/06/2028	EUR	127	144,874
Orchid Merger Sub II LLC, Term Loan B(d)(f)	–	05/15/2027		561	538,590
Polygon AB (Sweden)
Delayed Draw Term Loan B(e)	0.00%	09/29/2028	EUR	6	7,136
Term Loan B(d)	–	09/29/2028	EUR	49	55,792
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/28/2028		136	135,296
Solera
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/05/2028	EUR	245	278,114
Term Loan B	5.30%	06/05/2028	GBP	96	127,929
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		1,302	1,303,169
Tempo Acquisition LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/01/2028		61	60,896
Trans Union LLC
First Lien Term Loan(d)	–	11/30/2028		536	533,753
Second Lien Term Loan(d)(f)	–	12/31/2029		126	125,672
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	03/19/2028		377	374,788
Virtusa Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		161	161,072
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		244	243,278
					18,201,650
Cable & Satellite Television–3.82%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	07/15/2025			727	713,334
Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	01/31/2026			698	685,217
CSC Holdings LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	01/15/2026			41	40,633
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026			570	566,668
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	2.88%	07/31/2025			32	31,387
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.81%	01/31/2026			875	867,593
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.09%	04/15/2028			510	501,150
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.34%	04/30/2028			99	97,765
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.09%	01/31/2029			1,093	1,086,311
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.59%	01/31/2028			774	765,067
Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.34%	01/15/2029			682	680,589
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.59%	04/15/2028			1,237	1,220,691
						7,256,405
Chemicals & Plastics–3.59%
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	10/01/2025			215	212,632
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	10/28/2027	EUR		69	78,718
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			145	145,656
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			260	262,811
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		$ 345	$ 346,624
BASF Construction Chemicals (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/29/2027		773	772,076
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	44	48,539
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		237	237,239
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		781	777,840
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		124	123,218
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022		8	8,126
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(f)	6.00%	08/12/2028		268	268,812
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		302	300,636
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		410	408,492
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		58	58,039
Ineos US Finance LLC
Term Loan(d)	–	03/31/2024		23	22,852
Term Loan(d)	–	11/05/2028		210	209,605
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	62	70,419
Kraton Corp., Term Loan(d)	–	11/18/2028		109	108,264
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		94	93,223
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.44%	10/14/2024		313	311,466
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026		288	286,922
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		286	284,838
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/27/2028		324	324,061
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		727	725,643
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/11/2028		334	333,794
					6,820,545
Clothing & Textiles–0.21%
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/27/2028			325	322,811
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		64	72,945
						395,756
Conglomerates–0.37%
APi Group DE, Inc., Incremental Term Loan (d)	–	01/01/2029			215	214,100
Safe Fleet Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			490	488,111
						702,211
Containers & Glass Products–1.34%
Berlin Packaging LLC, Term Loan B-5 (d)	–	03/11/2028			108	106,985
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			717	661,191
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			104	101,154
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		107	116,770
LABL, Inc.
Term Loan B(d)	–	10/31/2028	EUR		178	201,559
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028			704	702,111
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028			170	169,241
Mold-Rite Plastics LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	7.50%	09/30/2029			81	80,934
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			91	91,475
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/02/2028			246	245,654
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029			66	66,782
						2,543,856
Cosmetics & Toiletries–0.55%
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.34%	04/05/2025			564	553,156
Domtar Personal Care, Term Loan B (Acquired 02/19/2021; Cost $17)(g)	0.00%	02/18/2028			0	0
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR		261	297,491
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	06/30/2024		$ 188	$ 186,954
					1,037,601
Drugs–0.52%
Bausch Health Americas, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	11/27/2025			22	21,761
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028			364	354,609
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027			179	175,547
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.50%	01/13/2028			275	274,983
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025			156	154,995
						981,895
Ecological Services & Equipment–0.47%
Anticimex (Sweden), Term Loan B (d)	–	07/21/2028			344	342,713
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			135	135,043
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(f)	4.75%	03/20/2025			138	135,664
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.50%	11/02/2028			277	281,306
						894,726
Electronics & Electrical–10.81%
Altar BidCo, Inc.
First Lien Term Loan(d)	–	11/17/2028			157	155,855
Second Lien Term Loan(d)	–	12/01/2029			71	71,630
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	10/21/2028			272	271,068
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			36	36,179
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		7	8,240
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			435	435,589
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/01/2028	EUR		57	64,537
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			215	213,537
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/01/2028			165	163,874
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			205	204,316
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			688	686,949
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			114	115,110
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B(d)	–	12/09/2027	EUR		57	64,597
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023			132	129,654
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			515	514,613
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			297	294,147
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/01/2028			193	192,446
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			562	557,457
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028			306	306,812
Fusion Connect, Inc., Term Loan (3 mo. USD LIBOR + 9.50%)	11.50%	01/14/2025			128	128,662
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024			317	316,368
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			6	5,670
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			73	72,868
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029			81	81,813
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028			127	126,828
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.88%	10/15/2028			39	38,857
Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.25%	11/01/2028			96	95,146
Internap Corp., Second Lien Term Loan (1 mo. USD LIBOR + 1.00%)(f)	5.50%	05/08/2025			1,061	549,143
Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			347	345,128
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.84%	08/28/2027			907	903,129
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028			243	243,418
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028			181	181,100
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(f)	7.50%	04/28/2029			20	19,753
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	07/27/2029		$ 246	$ 243,756
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028		816	805,503
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	08/18/2025		287	286,857
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		726	724,626
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/05/2028		268	266,852
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026		748	733,496
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.63%	08/28/2026		242	237,210
Oberthur Tech, Term Loan B-4 (1 mo. USD LIBOR + 4.50%)	3.96%	01/10/2026	EUR	61	70,053
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/08/2021-09/14/2021; Cost $505,971)(g)	5.25%	01/09/2026		507	506,484
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		1,235	1,223,614
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(f)	5.25%	01/02/2025		404	402,980
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		481	482,424
Term Loan(d)	–	07/05/2024		38	38,494
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/10/2028		572	567,549
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.38%	05/16/2025		1,180	1,180,209
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026		184	184,388
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		533	529,195
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		72	72,828
Riverbed Technology, Inc.
First Lien Term Loan(i)(j)	7.00%	12/31/2025		1,216	1,105,797
Second Lien Term Loan(i)(j)	7.50%	12/31/2026		331	93,722
Term Loan(i)(j)	4.25%	04/24/2022		144	130,031
Sandvine Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		132	132,273
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		361	362,716
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan(d)	–	05/31/2026		97	94,170
Term Loan (3 mo. USD LIBOR + 3.75%)	4.25%	05/16/2025		335	333,060
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.62%	03/05/2027		173	171,390
Synaptics, Inc., Term Loan B(d)	–	12/15/2028		111	110,180
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		757	754,957
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		136	135,228
Second Lien Term Loan(d)	–	05/03/2027		53	53,798
UST Holdings Ltd., Term Loan B(d)	–	10/15/2028		234	233,577
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	144	164,789
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		461	459,254
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		38	38,414
					20,524,367
Financial Intermediaries–0.99%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028			1,022	1,018,390
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			39	39,548
LendingTree, Inc., Delayed Draw Term Loan(e)	0.00%	08/31/2028			311	311,126
MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	07/31/2026			198	197,200
Stiphout Finance LLC
Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR		28	31,703
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			50	50,357
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/18/2027			234	233,537
						1,881,861
Food Products–1.09%
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (d)	–	02/07/2027	EUR		73	81,323
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Florida Food Products LLC
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/15/2029		$ 175	$ 171,503
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	10/15/2028		940	929,855
H-Food Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025		472	468,980
Valeo Foods (Jersey) Ltd. (Ireland)
First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/28/2028	EUR	195	221,121
First Lien Term Loan B	5.05%	06/28/2028	GBP	153	202,214
					2,074,996
Food Service–0.49%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.84%	03/11/2025			31	30,461
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			109	106,455
US Foods, Inc., Incremental Term Loan(d)	–	11/17/2028			234	233,483
Weight Watchers International, Inc., Term Loan B(d)	–	04/13/2028			569	563,398
						933,797
Forest Products–0.07%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/04/2028			131	130,497
Health Care–5.09%
Acacium Group (United Kingdom), Term Loan	5.30%	05/19/2028	GBP		119	157,458
Ascend Learning LLC
First Lien Term Loan(d)	–	11/18/2028			600	597,033
Second Lien Term Loan(d)	–	11/18/2029			143	143,642
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.34%	02/11/2026			348	348,210
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	08/14/2026			220	219,237
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027			171	171,935
Ethypharm (France), Term Loan B	4.50%	04/30/2029	GBP		133	175,712
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			385	386,035
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			732	732,991
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			289	288,188
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025			155	153,987
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025			371	369,123
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028			104	103,571
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028			47	47,229
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028			190	189,559
ImageFirst
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(f)	5.25%	04/27/2028			9	8,723
Delayed Draw Term Loan(e)(f)	0.00%	04/27/2028			27	27,624
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028			159	159,129
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028			138	137,665
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/06/2028			186	186,544
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan(d)	–	11/19/2028			265	264,083
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			309	309,558
Second Lien Term Loan(d)	–	11/22/2029			107	106,644
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.20%	01/22/2026	EUR		25	28,601
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		44	50,428
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		25	29,130
Nidda Healthcare Holding AG (Germany), Term Loan F(d)	–	08/21/2026	GBP		51	67,515
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028			703	702,170
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	06/30/2025			430	427,851
PAREXEL International Corp., Term Loan B(d)	–	08/31/2028			196	195,521
Recipharm (Roar BidCo), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/17/2028	EUR		97	108,469
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027			383	383,436
Stamina BidCo B.V. (Netherlands), Term Loan B(d)	–	11/02/2028	EUR		46	52,244
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(f)	5.50%	11/08/2028			376	368,787
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		$ 411	$ 410,237
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(f)	5.00%	03/25/2028		164	163,736
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		423	422,105
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025		116	115,858
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	10/23/2026		164	163,627
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		185	185,657
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		80	79,812
WP CityMD Bidco LLC, First Lien Incremental Term Loan(d)	–	11/18/2028		421	419,534
					9,658,598
Home Furnishings–1.46%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	05/30/2028			50	49,514
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 09/22/2021; Cost $476,680)(g)	5.00%	09/30/2028			482	477,402
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			351	354,899
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,001	940,526
SIWG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	09/20/2028			342	337,858
TGP Holdings III LLC
Delayed Draw Term Loan(e)	0.00%	06/23/2028			17	17,231
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	06/23/2028			131	130,682
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029			130	129,821
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			333	333,075
						2,771,008
Industrial Equipment–2.77%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			451	450,941
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.84%)	1.97%	05/18/2024			35	34,742
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			205	204,528
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028			145	144,760
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029			43	43,400
Gardner Denver, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	1.84%	03/31/2027			229	226,106
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027			396	391,097
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	2.14%	01/02/2027			26	26,249
Kantar (United Kingdom), Term Loan B (1 mo. USD LIBOR + 5.00%)	5.12%	12/04/2026			180	179,370
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028			680	675,379
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025			26	26,283
Platin2025 Holdings S.a r.l. (Germany), Term Loan B(d)	–	11/19/2028	EUR		298	338,584
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			483	481,910
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027			1,881	1,877,992
Victory Buyer LLC, Term Loan B(d)(f)	–	11/15/2028			167	166,857
						5,268,198
Insurance–2.70%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	01/31/2027			469	458,939
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/31/2027			243	240,948
Term Loan B-2(d)	–	01/31/2027			213	212,644
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	05/09/2025			720	710,372
Term Loan	4.00%	11/06/2027			698	695,013
AmWINS Group LLC, Term Loan(d)	–	02/17/2028			31	30,309
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025			816	814,006
Term Loan (1 mo. USD LIBOR + 2.75%)	2.87%	04/25/2025			309	303,843
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026		$ 117	$ 116,464
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025		228	224,076
Sisaho international (France), Term Loan B(d)	–	07/22/2028	EUR	127	144,445
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	05/16/2024		900	892,478
Term Loan (1 mo. USD LIBOR + 3.25%)	3.38%	12/02/2026		289	287,286
					5,130,823
Leisure Goods, Activities & Movies–3.98%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			519	516,571
AMC Entertainment, Inc., Term Loan B-1(d)	–	04/22/2026			856	773,439
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/31/2028			1,302	1,284,034
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025			129	127,202
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024			153	163,559
Incremental Term Loan B-2(d)	–	05/23/2024			134	132,809
Term Loan	7.00%	05/23/2024			794	948,684
Term Loan(d)	–	02/28/2025	EUR		3	2,922
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025			719	584,438
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026			483	387,622
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028			425	422,525
Deluxe Entertainment Services Group, Inc., First Lien Term Loan (Acquired 10/04/2019-09/30/2021; Cost $103,179)(f)(g)(j)	6.00%	03/25/2024			109	0
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.25%)	4.30%	03/10/2028	GBP		83	109,800
Fender Musical Instruments Corp., Term Loan B(d)(f)	–	11/17/2028			119	119,243
Invictus Media S.L.U. (Spain)
Term Loan B-1 (Acquired 01/14/2021-05/27/2021; Cost $150,579)(g)(j)	–	06/26/2025	EUR		134	147,041
Term Loan B-2 (Acquired 01/14/2021-09/30/2021; Cost $89,708)(g)(j)	–	06/26/2025	EUR		80	87,590
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.38%	11/04/2026			68	65,508
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.38%	11/12/2026			9	8,548
Parques Reunidos (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR		426	465,333
Sabre GLBL, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027			70	68,912
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027			36	35,751
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/13/2028			649	646,927
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR		437	460,966
						7,559,424
Lodging & Casinos–4.01%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%) (Acquired 09/22/2020-06/25/2021; Cost $355,929)(f)(g)	5.50%	02/02/2026			360	357,471
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 11/24/2020-10/13/2021; Cost $296,220)(g)	3.84%	02/01/2026			305	297,932
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			503	503,624
B&B Hotels S.A.S. (France)
Incremental Term Loan	5.50%	06/30/2026	EUR		143	160,705
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		529	573,574
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	07/31/2028			740	737,306
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025			670	670,027
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024			563	557,736
Everi Payments, Inc.
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028			825	823,013
Term Loan B (1 mo. USD LIBOR + 10.50%)(f)	11.50%	05/09/2024			50	50,855
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.00%	03/16/2027		$ 397	$ 396,066
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	05/19/2028		441	437,840
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	30	30,228
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR	1,206	1,234,861
Roompot (Netherlands), Term Loan B(d)	–	09/16/2028	EUR	95	107,616
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.84%	08/14/2024		209	207,757
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	05/07/2028	EUR	315	354,067
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	05/30/2025		126	124,640
					7,625,318
Nonferrous Metals & Minerals–1.26%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (h)	14.00%	09/16/2025			1,151	1,177,796
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(f)	8.00%	05/25/2029			23	23,440
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/25/2028			54	53,485
Corialis Group Ltd. (United Kingdom), Term Loan B	4.55%	05/24/2028	GBP		45	59,086
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025			171	171,075
Term Loan (1 mo. USD LIBOR + 9.25%)(f)	10.25%	10/22/2025			165	167,696
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027			754	746,213
						2,398,791
Oil & Gas–2.70%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025			748	731,726
Gulf Finance LLC, Term Loan B (3 mo. USD LIBOR + 6.75%)(d)	6.25%	08/25/2023			172	165,325
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)(f)	7.00%	07/02/2023			942	753,889
Larchmont Resources LLC, Term Loan A (3 mo. USD LIBOR + 8.00%)	0.00%	08/08/2022			103	100,824
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024			342	272,836
LOC(f)	4.09%	06/30/2024			182	150,086
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025			93	41,563
Term Loan (1 mo. USD LIBOR + 3.00%)(f)	3.09%	06/30/2024			10	5,270
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.64%	03/19/2024			1,156	1,047,439
QuarterNorth Energy Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $1,129,359)(g)	9.00%	08/27/2026			1,151	1,158,415
Southcross Energy Partners L.P., Revolver Loan (1 mo. USD LIBOR + 9.00%)(e)(f)	0.00%	01/31/2025			271	265,743
TransMontaigne Partners LLC, Term Loan(d)	–	10/30/2028			430	427,895
						5,121,011
Publishing–2.22%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	02/12/2028			398	398,215
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026			857	855,400
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.60%	08/21/2026			1,385	1,357,317
Dotdash Meredith, Inc., Term Loan B(d)(f)	–	11/25/2028			768	763,995
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	07/30/2028			843	834,067
						4,208,994
Radio & Television–1.59%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 06/23/2021-10/14/2021; Cost $232,017)(g)	3.35%	08/24/2026			425	181,281
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027			678	677,958
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.59%	01/02/2026			94	92,833
Term Loan D(d)	–	10/27/2028			477	474,419
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/01/2026			106	105,640
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	05/01/2026			464	459,186
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026		$ 858	$ 838,340
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028		185	182,112
					3,011,769
Retailers (except Food & Drug)–2.51%
Bass Pro Group LLC, Term Loan B-2 (d)	–	03/06/2028			1,024	1,025,737
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027			601	600,361
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			127	128,540
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR		29	32,081
Term Loan B-2	5.50%	04/08/2026	EUR		17	18,512
Term Loan B-3	5.50%	04/08/2026	EUR		22	24,348
Term Loan B-4	5.50%	04/08/2026	EUR		51	56,574
Term Loan B-5	5.50%	04/08/2026	EUR		11	12,612
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028			536	533,797
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028			1,348	1,343,631
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	02/17/2028			245	243,390
Restoration Hardware, Inc., Term Loan B(d)	–	10/20/2028			358	356,890
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028			390	387,517
						4,763,990
Surface Transport–2.02%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028			618	613,238
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/15/2028			117	117,038
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/30/2028			206	206,111
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028			173	173,449
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/13/2028			520	515,616
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028			192	190,328
Hertz Corp. (The)
Term Loan B(d)	–	06/30/2028			391	391,125
Term Loan C(d)	–	06/14/2028			74	73,897
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR		691	735,955
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			182	180,047
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028			643	639,876
						3,836,680
Telecommunications–6.03%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	12/15/2027			926	926,080
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.09%	12/15/2027			85	84,566
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027			134	133,393
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027			667	666,054
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027			451	442,816
Cincinnati Bell, Inc., Term Loan B-2(d)	–	11/17/2028			131	130,557
Colorado Buyer, Inc.
First Lien Incremental Term Loan	5.00%	05/01/2024			143	142,703
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			141	140,597
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027			288	289,739
Frontier Communications Corp., Term Loan B(d)	–	05/01/2028			441	440,913
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026			331	330,946
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 4.75%)(i)	5.75%	10/13/2022			565	567,080
DIP Term Loan(e)(i)	0.00%	10/13/2022			113	113,416
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(i)	5.75%	11/27/2023			2,169	2,179,359
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(i)	8.75%	01/02/2024			260	261,163
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027			308	300,734
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025		$ 758	$ 729,225
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	09/25/2026		1,003	996,431
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026		749	686,947
T-Mobile Nertherlands (Netherlands), Term Loan(d)	–	11/19/2028	EUR	224	254,340
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		1,104	1,109,230
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027		532	521,606
					11,447,895
Utilities–2.40%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027			319	322,340
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025			138	136,624
Calpine Corp., Term Loan(d)	–	12/16/2027			23	22,851
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/18/2028			26	25,909
Covanta Energy Corp., Term Loan C(d)	–	11/17/2028			255	254,492
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			750	636,487
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%) (Acquired 07/28/2021; Cost $244,992)(f)(g)	14.00%	07/28/2026			246	260,997
Second Lien Term Loan (Prime Rate + 1.50%) (Acquired 07/28/2021; Cost $105,177)(g)	2.50%	07/28/2028			238	134,946
Generation Bridge LLC
Term Loan B(d)(f)	–	09/01/2028			241	242,525
Term Loan C(d)(f)	–	09/01/2028			5	5,053
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028			159	158,701
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026			401	337,015
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			531	463,409
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			30	26,186
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024			148	126,606
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/17/2028			499	495,794
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028			139	138,549
PowerTeam Services LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025			76	73,115
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.50%	03/06/2025			192	186,188
Urbaser (Spain), Term Loan B(d)	–	09/28/2028	EUR		231	262,071
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029			69	70,115
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028			184	182,755
						4,562,728
Total Variable Rate Senior Loan Interests (Cost $162,149,412)						160,663,058
U.S. Dollar Denominated Bonds & Notes–5.44%
Aerospace & Defense–0.10%
Castlelake Aviation Finance DAC(k)	5.00%	04/15/2027			200	197,956
Building & Development–0.47%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (k)	4.50%	04/01/2027			299	284,564
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026			588	605,728
						890,292
Business Equipment & Services–0.61%
ADT Security Corp. (The) (k)	4.13%	08/01/2029			627	611,215
Clarivate Science Holdings Corp.(k)	3.88%	07/01/2028			100	98,454
Karman Buyer Corp.(k)	6.50%	11/15/2028			431	441,665
						1,151,334
Cable & Satellite Television–0.93%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028			1,181	1,106,999
Altice France S.A. (France)(k)	5.50%	10/15/2029			242	234,002
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	$ 440	$ 430,925
				1,771,926
Chemicals & Plastics–0.20%
EverArc Escrow S.a.r.l.(k)	5.00%	10/30/2029		385	375,831
Containers & Glass Products–0.03%
LABL, Inc.(k)	5.88%	11/01/2028		47	46,530
Electronics & Electrical–0.37%
Diebold Nixdorf, Inc. (k)	9.38%	07/15/2025		512	544,514
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		167	158,663
					703,177
Food Service–0.08%
WW International, Inc.(k)	4.50%	04/15/2029		167	155,624
Health Care–0.05%
Global Medical Response, Inc.(k)	6.50%	10/01/2025		95	95,205
Industrial Equipment–0.13%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(k)	7.38%	08/15/2026		250	245,552
Insurance–0.13%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029		271	253,030
Leisure Goods, Activities & Movies–0.41%
AMC Entertainment Holdings, Inc.(k)	10.50%	04/15/2025		743	782,007
Nonferrous Metals & Minerals–0.14%
SCIH Salt Holdings, Inc.(k)	4.88%	05/01/2028		270	256,052
Publishing–0.39%
McGraw-Hill Education, Inc.(k)	5.75%	08/01/2028		771	745,384
Radio & Television–0.16%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 08/17/2020-10/23/2020; Cost $261,811)(g)(k)	5.38%	08/15/2026		366	162,846
Univision Communications, Inc.(k)	4.50%	05/01/2029		130	130,118
					292,964
Retailers (except Food & Drug)–0.04%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028		70	70,959
Surface Transport–0.22%
First Student Bidco, Inc./First Transit Parent, Inc.(k)	4.00%	07/31/2029		442	420,760
Telecommunications–0.51%
Avaya, Inc. (k)	6.13%	09/15/2028		576	597,220
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		39	40,713
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		319	332,877
					970,810
Utilities–0.47%
Artera Services LLC (k)	9.03%	12/04/2025		102	102,752
Calpine Corp.(k)	4.50%	02/15/2028		795	791,780
					894,532
Total U.S. Dollar Denominated Bonds & Notes (Cost $10,557,641)					10,319,925
			Shares
Common Stocks & Other Equity Interests–4.51%(l)
Business Equipment & Services–0.14%
Checkout Holding Corp.				19,788	60,848
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

	Shares	Value
Business Equipment & Services–(continued)
iQor US, Inc.(f)	23,470	$ 211,230
		272,078
Containers & Glass Products–0.12%
Libbey Glass, Inc. (Acquired 11/13/2020-10/20/2021; Cost $131,340)(f)(g)	29,023	226,742
Electronics & Electrical–0.10%
Fusion Connect, Inc.(f)	10	17
Fusion Connect, Inc., Wts., expiring 01/14/2040(f)	90,368	135,552
Internap Corp.(f)	218,015	43,603
Sunguard Availability Services Capital, Inc.	3,420	2,851
		182,023
Health Care–0.00%
Alliance HealthCare Services, Inc.(f)	7	7,838
Industrial Equipment–0.38%
North American Lifting Holdings, Inc.	38,021	711,297
Leisure Goods, Activities & Movies–0.01%
Crown Finance US, Inc.	35,578	17,460
Nonferrous Metals & Minerals–0.34%
ACNR Holdings, Inc.(f)	12,462	654,255
Oil & Gas–3.06%
Aquadrill LLC(f)	32,261	1,161,396
HGIM Corp.	6,360	25,440
Larchmont Resources LLC(f)	137	54,520
McDermott International Ltd.(m)	39,649	22,203
McDermott International Ltd.(f)	119,743	63,703
PGS ASA(m)	17,112	6,236
QuarterNorth Energy, Inc. (Acquired 08/27/2021; Cost $1,283,381)(g)	19,418	2,038,890
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $806,591)(g)	12,204	1,281,420
Sabine Oil & Gas Holdings, Inc.(f)(m)	1,419	1,930
Southcross Energy Partners L.P.(f)	251,018	16,316
Sunrise Oil & Gas, Inc.(f)	48,875	378,781
Tribune Resources, Inc.(f)	606,015	757,519
Tribune Resources, Inc., Wts., expiring 04/03/2023(f)	156,901	3,923
Vantage Drilling International(m)	890	5,118
		5,817,395
Publishing–0.11%
Clear Channel Outdoor Holdings, Inc.(m)	70,755	217,218
Radio & Television–0.15%
iHeartMedia, Inc., Class A(m)	11,892	233,202
MGOC, Inc.(f)	781,336	45,982
		279,184
Surface Transport–0.08%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $104,219)(g)	2,003	55,583
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-11/12/2021; Cost $0)(g)	46,998	14,932
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(g)	34,032	14,416
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $109,549)(g)	2,105	58,414
		143,345
Utilities–0.02%
Frontera Generation Holdings LLC (Acquired 07/28/2021; Cost $60,932)(g)	17,409	38,082
Total Common Stocks & Other Equity Interests (Cost $16,298,890)		8,566,917
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

			Shares		Value
Preferred Stocks–1.81%(l)
Nonferrous Metals & Minerals–0.77%
ACNR Holdings, Inc., Pfd.				4,059	$ 1,456,166
Oil & Gas–0.61%
McDermott International Ltd., Pfd.(f)				102,742	66,782
Southcross Energy Partners L.P., Series A, Pfd.(f)				999,705	544,839
Southcross Energy Partners L.P., Series B, Pfd.(f)				263,848	547,485
					1,159,106
Surface Transport–0.43%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-02/06/2020; Cost $232,695)(g)				7,452	197,478
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $244,588)(g)				7,833	207,575
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $192,008)(g)				8,078	246,379
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $134,829)(g)				5,672	172,996
					824,428
Total Preferred Stocks (Cost $1,864,535)					3,439,700
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.53%(n)
Building & Development–0.06%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(o)	5.00%	01/15/2027	EUR	104	117,656
Business Equipment & Services–0.22%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(o)	3.70%	10/15/2028	EUR	110	126,034
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(o)	4.25%	10/30/2028	EUR	252	286,165
					412,199
Cable & Satellite Television–0.08%
Altice France Holding S.A. (Luxembourg)	4.00%	02/15/2028	EUR	148	157,967
Chemicals & Plastics–0.11%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	203	215,114
Financial Intermediaries–0.37%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(o)	5.00%	08/01/2024	EUR	356	395,208
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(o)	4.63%	11/15/2027	EUR	267	302,699
					697,907
Home Furnishings–0.37%
Ideal Standard International S.A. (Belgium)(k)	6.38%	07/30/2026	EUR	122	130,771
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	426	564,448
					695,219
Lodging & Casinos–0.15%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(o)	5.51%	07/15/2025	GBP	229	290,001
Retailers (except Food & Drug)–0.17%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	282	311,621
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,011,772)					2,897,684
			Shares
Money Market Funds–2.34%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(p)(q)				2,670,113	2,670,113
Invesco Treasury Portfolio,Institutional Class, 0.01%(p)(q)				1,780,076	1,780,076
Total Money Market Funds (Cost $4,450,189)					4,450,189
TOTAL INVESTMENTS IN SECURITIES–100.23% (Cost $198,332,439)					190,337,473
OTHER ASSETS LESS LIABILITIES–(0.23)%					(437,681)
NET ASSETS–100.00%					$189,899,792
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	This variable rate interest will settle after November 30, 2021, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at November 30, 2021 was $10,215,887, which represented 5.38% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $1,564,181, which represented less than 1% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $13,059,642, which represented 6.88% of the Fund’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,959,838	$20,957,980	$(21,247,705)	$-	$-	$2,670,113	$311
Invesco Treasury Portfolio, Institutional Class	1,973,225	13,971,987	(14,165,136)	-	-	1,780,076	81
Total	$4,933,063	$34,929,967	$(35,412,841)	$-	$-	$4,450,189	$392

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/14/2022	Barclays Capital	GBP	3,491,637	USD	4,698,142	$50,462
12/15/2021	BNP Paribas S.A.	EUR	3,636,814	USD	4,209,514	83,168
01/14/2022	Canadian Imperial Bank of Commerce	EUR	3,628,648	USD	4,208,942	86,727
01/14/2022	Canadian Imperial Bank of Commerce	USD	672,669	EUR	600,000	8,943
12/15/2021	Citibank, N.A.	EUR	27,591	USD	31,939	633
12/15/2021	Goldman Sachs International	GBP	491,323	USD	669,108	15,541
12/15/2021	Morgan Stanley & Co.	EUR	3,586,162	USD	4,153,708	84,834
12/15/2021	Morgan Stanley & Co.	GBP	491,412	USD	668,950	15,265
01/14/2022	Morgan Stanley & Co.	GBP	150,000	USD	200,887	1,223
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/14/2022	Royal Bank of Canada	GBP	491,210	USD	666,978	$13,134
12/15/2021	State Street Bank & Trust Co.	GBP	491,323	USD	669,107	15,540
01/14/2022	State Street Bank & Trust Co.	EUR	3,628,648	USD	4,209,656	87,442
12/15/2021	Toronto Dominion Bank	EUR	3,636,814	USD	4,211,448	85,103
01/14/2022	Toronto Dominion Bank	EUR	3,630,084	USD	4,213,642	89,796
01/14/2022	Toronto Dominion Bank	GBP	491,210	USD	666,935	13,090
Subtotal—Appreciation						650,901
Currency Risk
12/15/2021	Barclays Capital	USD	667,501	GBP	491,638	(13,516)
12/15/2021	Canadian Imperial Bank of Commerce	USD	4,204,152	EUR	3,628,648	(87,071)
01/14/2022	Morgan Stanley & Co.	USD	2,696,448	GBP	2,000,000	(34,270)
12/15/2021	Royal Bank of Canada	USD	666,714	GBP	491,210	(13,297)
12/15/2021	State Street Bank & Trust Co.	USD	4,204,877	EUR	3,628,648	(87,797)
01/14/2022	State Street Bank & Trust Co.	USD	666,730	GBP	500,000	(1,185)
12/15/2021	Toronto Dominion Bank	USD	4,208,901	EUR	3,630,084	(90,191)
12/15/2021	Toronto Dominion Bank	USD	666,667	GBP	491,210	(13,250)
Subtotal—Depreciation						(340,577)
Total Forward Foreign Currency Contracts						$310,324

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$152,913,642	$7,749,416	$160,663,058
U.S. Dollar Denominated Bonds & Notes	—	10,319,925	—	10,319,925
Common Stocks & Other Equity Interests	477,741	4,325,869	3,763,307	8,566,917
Preferred Stocks	—	2,280,594	1,159,106	3,439,700
Non-U.S. Dollar Denominated Bonds & Notes	—	2,897,684	—	2,897,684
Money Market Funds	4,450,189	—	—	4,450,189
Total Investments in Securities	4,927,930	172,737,714	12,671,829	190,337,473
Other Investments - Assets*
Forward Foreign Currency Contracts	—	650,901	—	650,901
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(340,577)	—	(340,577)
Total Other Investments	—	310,324	—	310,324
Total Investments	$4,927,930	$173,048,038	$12,671,829	$190,647,797

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended November 30, 2021:
	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/21
Variable Rate Senior Loan Interests	$5,094,233	$2,714,332	$(3,770,028)	$(42,224)	$58,258	$47,368	$4,821,316	$(1,173,839)	$7,749,416
Common Stocks & Other Equity Interests	830,944	64,261	(680,480)	—	461,741	475,621	2,650,390	(39,170)	3,763,307
Preferred Stocks	1,135,916	—	—	—	—	23,189	1	—	1,159,106
Non-U.S. Dollar Denominated Bonds & Notes	5,934	—	(51,593)	—	—	45,659	—	—	—
Investments Matured	84,877	—	—	—	—	—	—	(84,877)	—
Total	$7,151,904	$2,778,593	$(4,502,101)	$(42,224)	$519,999	$591,837	$7,471,707	$(1,297,886)	$12,671,829
*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Master Loan Fund